Consolidated Statements of Operations Information - Costs and Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Operations Information
Royalty, goods and products and services	$ 12,689	$ 23,677	$ 22,933
Reversal of write-down of inventories	(27)	(21)	(19)
Gain on derivative contracts, net	0	0	(1,376)
Net fair value loss (gain) on investment property and real estate for sale	59	(96)	(407)
Gain on disposition of a subsidiary	0	(264)
Gains on settlements and derecognition of liabilities	(1,313)	(69)	(390)
Change in fair value of a loan payable measured at FVTPL	360	141	1,616
Losses on securities, net	2,794	2,436	2,320
Other, including medical and real estate sectors	4,512	4,078	6,241
Total costs of sales and services	$ 19,074	$ 29,882	$ 30,918